FAIR VALUE MEASUREMENT - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2023	Dec. 31, 2022
Fair value measurement
Fair value as of beginning	$ 0
Initial measurement	11,596,125
Change in fair value	(1,739,419)
Warrant liabilities	$ 9,856,706
Level 1
Fair value measurement
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants
Transfer to Level 1 and Level 2	$ (4,943,706)
Level 2
Fair value measurement
Transfer to Level 1 and Level 2	(4,913,000)
Fair value as of ending	0
Private Placement
Fair value measurement
Fair value as of beginning	0
Initial measurement	5,780,000
Change in fair value	$ (867,000)
Private Placement | Level 1
Fair value measurement
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants
Private Placement | Level 2
Fair value measurement
Transfer to Level 1 and Level 2	$ (4,913,000)
Fair value as of ending	0
Warrant liabilities	4,913,000	$ 291,000	$ 1,352,000
Public
Fair value measurement
Fair value as of beginning	0
Initial measurement	5,816,125
Change in fair value	$ (872,419)
Public | Level 1
Fair value measurement
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants
Transfer to Level 1 and Level 2	$ (4,943,706)
Warrant liabilities	4,943,706		$ 1,360,450
Public | Level 2
Fair value measurement
Fair value as of ending	$ 0
Warrant liabilities		$ 292,819